ACCOUNTS RECEIVABLE (Q1) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
ACCOUNTS RECEIVABLE [Abstract]
Accounts Receivable
Our accounts receivable typically trends with retail seasonality.

(In thousands)	March 31, 2015	December 31, 2014

Wholesale	$15,470	$23,922
IP Licensing	—	608
Direct-to-Consumer	818	762
Accounts receivable before allowances and reserves	16,288	25,292
Less: reserve for returns	(4,165)	(7,870)
Less: allowance for doubtful accounts	(32)	(33)
Accounts receivable, net	$12,091	$17,389

Accounts receivable are primarily derived from:  (1) the sale of physical content (DVDs) to retailers and wholesale distributors who ship to mass retail, (2) direct-to-consumer, e-commerce, catalog and download-to-own sales and (3) video content we license to broadcast, cable/satellite providers and digital subscription platforms like Netflix and Amazon.  Our accounts receivable typically trends with retail seasonality.

(In thousands)	December 31,
	2014	2013

Wholesale	$23,922	$30,966
IP Licensing	608	—
Direct-to-Consumer	762	67
Accounts receivable before allowances and reserves	25,292	31,033
Less: reserve for returns	(7,870)	(10,690)
Less: allowance for doubtful accounts	(33)	(19)
Accounts receivable, net	$17,389	$20,324